Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Loss per share
9.	Loss per share
Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period (see explanations regarding the impact of the SPAC Transaction over the weighted average number of ordinary shares in Note 4).
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the s
i
x months ended June 30, 2022 and 2021:

	For the six months ended June 30,
(in €‘000)	2022	2021
Loss attributable to ordinary equity holders of the Company	(246,913)	(143,756)
Dilutive effects on loss per share	—	—
Total loss for basic and diluted loss per share	(246,913)	(143,756)
Weighted average number of ordinary shares for basic and diluted loss per share	235,430,660	190,270,210
Basic and diluted losses per share	(1.05)	(0.76)
The Company only has ordinary shares. Refer to Note 13 for details about the Company’s share capital.
There is no difference between basic and diluted loss per share as the effect on loss per share and the potential
ordinary shares that would be issued by the Company under the First Special Fees Agreement, the Management Incentive Plan, and the exercise of Public Warrants is anti-dilutive for all periods presented. Refer to respectively Note 8.1, Note 8.3, and Note 15 for details on the First Special Fees Agreement, the Management Incentive Plan and the Public Warrants, respectively.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.

12. Loss per share
Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
Loss attributable to ordinary equity holders of the Company (in €‘000)	(319,672)	(43,256)	(43,104)
Weighted average number of ordinary shares outstanding	100	100	100
Basic and diluted loss per share (in €‘000)	(3,197)	(433)	(431)
The Company only has ordinary shares. Refer to Note 22 for details about the Company’s share capital.
There is no difference between basic and diluted loss per share as the effect of the potential ordinary shares that would be issued by the Company under the Special Fees Agreement is anti-dilutive for all periods presented. Refer to Note 10 for details on the Special Fees Agreement.
There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.